11. THIRD PARTY BORROWINGS (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Third Party Borrowings
Long-term bank loans, current portion, Weighted Average Interest Rate	4.96%	4.97%
Long-term bank loans, Weighted Average Interest Rate	5.00%	4.99%
Long-term bank loans, current portion, Maturities	December 2019	December 2028
Long-term bank loans, current	¥ 86,000	¥ 73,000
Long-term bank loans	505,000	591,000
Total	¥ 591,000	¥ 664,000